UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08763

MH Elite Portfolio of Funds Trust

(Exact name of registrant as specified in charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of principal executive offices) (Zip code)

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 318-7969

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

a)

The name of the issuer of the portfolio security;

b)

The exchange ticker symbol of the portfolio security;

c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d)

The shareholder meeting date;

e)

A brief identification of the matter voted on;

f)

Whether the matter was proposed by the issuer or by a security holder;

g)

Whether the Registrant cast its vote on the matter;

h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i)

Whether the Registrant cast its vote for or against management.

MH Elite Small Cap Fund of Funds

Calvert Small-Cap Class I

Exchange Ticker Symbol:

CSVIX

CUSIP:

13161P862

Shareholder Meeting Date:

February 19, 2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of a new investment advisory agreement	For	Issuer	For	With

Nationwide WCM Focused Small Cap  Class I

Exchange Ticker Symbol:

NWGSX

CUSIP:

63868B484

Shareholder Meeting Date:

September 24, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect trustees of the Trust	For	Issuer	For	With

MH Elite Fund of Funds

Columbia Dividend Income Class I2

Exchange Ticker Symbol:

CDDRX

CUSIP:

19766M857

Shareholder Meeting Date:

December 22, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect seventeen Trustees	For	Issuer	For	With

Hillman Value No Load

Exchange Ticker Symbol:

HCMAX

CUSIP:

43162P108

Shareholder Meeting Date:

February 23, 2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve an Agreement and Plan of Reorganization	For	Issuer	For	With

MH Elite Select Portfolio of Funds

Virtus AllianzGI Global Water Class I

Exchange Ticker Symbol:

AWTIX

CUSIP:

92838V460

Shareholder Meeting Date:

October 28, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees of the Trust	For	Issuer	For	With
2	Approval of a new Investment Advisory Agreement between each trust and Virtus	For	Issuer	For	With
3	Approval of a Subadvisory Agreement	For	Issuer	For	With
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Approval authorizing Virtus to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval and to permit the fund to disclose advisory and subadvisory fee information in an aggregated manner

		For	Issuer	For	With

MH Elite Income Fund of Funds

Columbia Convertible Securities Class I3

Exchange Ticker Symbol:

CSFYX

CUSIP:

19766P702

Shareholder Meeting Date:

December 22, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect seventeen (17) nominees to the Board of the Trust	For	Issuer	For	With

Nuveen NWQ Flexible Income Class I

Exchange Ticker Symbol:

NWQIX

CUSIP:

670700806

Shareholder Meeting Date:

November 16, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect a Board members	For	Issuer	For	With
2	Revision to fundamental investment policy	For	Issuer	For	With

Western Asset Core Plus Bond Class FI

Exchange Ticker Symbol:

WACIX

CUSIP:

957663602

Shareholder Meeting Date:

July 14, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve a new management agreement with Legg Mason Partners Fund Advisor, LCC	For	Issuer	For	With
2	Approve a new subadvisory agreement	For	Issuer	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By: /s/ Harvey Merson

Harvey Merson

Chief Executive Officer

Date: August 25, 2021

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